UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA INCOME STOCK FUND - 3RD QUARTER REPORT -PERIOD ENDED APRIL 30, 2005

[LOGO OF USAA]
   USAA(R)

                             USAA INCOME
                                     STOCK Fund

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2005

                                                                      (Form N-Q)

                                                                               1
 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               COMMON STOCKS (97.8%)

               ADVERTISING (0.2%)
    38,600     Omnicom Group, Inc.                                                      $    3,200
                                                                                        ----------
               AEROSPACE & DEFENSE (1.0%)
    68,700     Boeing Co.                                                                    4,089
    31,600     Goodrich Corp.                                                                1,274
   167,200     Lockheed Martin Corp.                                                        10,191
    21,700     Precision Castparts Corp.                                                     1,598
    76,900     Raytheon Co.                                                                  2,892
                                                                                        ----------
                                                                                            20,044
                                                                                        ----------
               AGRICULTURAL PRODUCTS (0.1%)
    45,000     Corn Products International, Inc.                                               991
                                                                                        ----------
               AIR FREIGHT & LOGISTICS (0.1%)
    44,600     Ryder System, Inc.                                                            1,647
                                                                                        ----------
               APPAREL, ACCESSORIES, & LUXURY GOODS (1.0%)
   321,200     Jones Apparel Group, Inc.                                                     9,780
   200,700     Liz Claiborne, Inc.                                                           7,111
    42,500     V F Corp.                                                                     2,405
                                                                                        ----------
                                                                                            19,296
                                                                                        ----------
               APPAREL RETAIL (0.5%)
     4,800     Abercrombie & Fitch Co. "A"                                                     259
    28,800     American Eagle Outfitters, Inc.                                                 755
     7,200     Ross Stores, Inc.                                                               193
   375,900     TJX Companies, Inc.                                                           8,514
                                                                                        ----------
                                                                                             9,721
                                                                                        ----------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    87,600     American Capital Strategies Ltd.                                              2,801
    32,500     Franklin Resources, Inc.                                                      2,232
                                                                                        ----------
                                                                                             5,033
                                                                                        ----------
               AUTO PARTS & EQUIPMENT (0.7%)
   169,500     ArvinMeritor, Inc.                                                            2,014
    78,200     Dana Corp.                                                                      893
   127,600     Johnson Controls, Inc.                                                        7,001
    86,800     Lear Corp.                                                                    2,942
                                                                                        ----------
                                                                                            12,850
                                                                                        ----------
               AUTOMOBILE MANUFACTURERS (2.0%)
 1,675,400     Ford Motor Co.                                                               15,263
   836,800     General Motors Corp.(a)                                                      22,326
                                                                                        ----------
                                                                                            37,589
                                                                                        ----------
               BUILDING PRODUCTS (0.2%)
    82,900     Masco Corp.                                                                   2,611
    43,600     York International Corp.                                                      1,706
                                                                                        ----------
                                                                                             4,317
                                                                                        ----------
               CASINOS & GAMING (0.1%)
   104,200     Caesars Entertainment, Inc.*                                                  2,079
                                                                                        ----------
               COMMUNICATIONS EQUIPMENT (0.1%)
    35,200     Harris Corp.                                                                    993
                                                                                        ----------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               COMPUTER HARDWARE (2.7%)
 1,414,900     Dell, Inc.*                                                              $   49,281
   148,600     Hewlett-Packard Co.                                                           3,042
                                                                                        ----------
                                                                                            52,323
                                                                                        ----------
               COMPUTER STORAGE & PERIPHERALS (0.4%)
   104,400     Lexmark International, Inc.*                                                  7,251
                                                                                        ----------
               CONSTRUCTION & ENGINEERING (0.0%)(i)
    15,800     Fluor Corp.                                                                     815
                                                                                        ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    29,600     Caterpillar, Inc.                                                             2,606
     2,300     Cummins, Inc.                                                                   157
                                                                                        ----------
                                                                                             2,763
                                                                                        ----------
               CONSTRUCTION MATERIALS (0.3%)
   115,200     Lafarge North America, Inc.(a)                                                6,395
                                                                                        ----------
               CONSUMER FINANCE (1.7%)
 1,482,500     MBNA Corp.                                                                   29,279
   185,300     Providian Financial Corp.*                                                    3,089
                                                                                        ----------
                                                                                            32,368
                                                                                        ----------
               DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
    48,600     Affiliated Computer Services, Inc. "A"*(a)                                    2,317
   430,200     Electronic Data Systems Corp.                                                 8,324
   437,400     First Data Corp.                                                             16,634
   113,900     SABRE Holdings Corp. "A"(a)                                                   2,228
                                                                                        ----------
                                                                                            29,503
                                                                                        ----------
               DEPARTMENT STORES (0.1%)
       600     J.C. Penney Co., Inc.                                                            29
    10,600     Neiman Marcus Group, Inc. "A"                                                 1,042
                                                                                        ----------
                                                                                             1,071
                                                                                        ----------
               DISTRIBUTORS (0.1%)
    51,500     Genuine Parts Co.                                                             2,209
                                                                                        ----------
               DIVERSIFIED BANKS (2.1%)
   416,950     Bank of America Corp.                                                        18,780
   288,000     Comerica, Inc.                                                               16,491
    52,200     U.S. Bancorp                                                                  1,456
    60,100     Wachovia Corp.                                                                3,076
                                                                                        ----------
                                                                                            39,803
                                                                                        ----------
               DIVERSIFIED CHEMICALS (0.5%)
   203,100     Dow Chemical Co.                                                              9,328
    16,500     PPG Industries, Inc.                                                          1,115
                                                                                        ----------
                                                                                            10,443
                                                                                        ----------
               DIVERSIFIED COMMERCIAL SERVICES (0.1%)
    50,000     Brink's Co.                                                                   1,613
                                                                                        ----------
               DIVERSIFIED METALS & MINING (0.1%)
    25,500     Southern Peru Copper Corp.(a)                                                 1,304
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               DRUG RETAIL (0.4%)
   186,400     Walgreen Co.                                                             $    8,026
                                                                                        ----------
               ELECTRIC UTILITIES (5.0%)
    51,100     Alliant Energy Corp.                                                          1,346
     7,700     Ameren Corp.                                                                    398
   466,700     American Electric Power Co., Inc.                                            16,437
   484,500     CenterPoint Energy, Inc.                                                      5,737
    70,300     Consolidated Edison, Inc.                                                     3,043
   120,500     DTE Energy Co.                                                                5,537
   136,400     Duquesne Light Holdings, Inc.(a)                                              2,399
   188,000     Edison International                                                          6,824
    46,500     Entergy Corp.                                                                 3,409
   131,000     Exelon Corp.                                                                  6,485
   111,600     FirstEnergy Corp.                                                             4,857
    88,700     FPL Group, Inc.                                                               3,621
    74,600     Great Plains Energy, Inc.(a)                                                  2,281
    85,000     PG&E Corp.                                                                    2,951
    45,400     Pinnacle West Capital Corp.                                                   1,902
    50,200     PPL Corp.                                                                     2,724
   188,400     Progress Energy, Inc.                                                         7,911
   167,800     Southern Co.                                                                  5,529
   440,600     Teco Energy, Inc.(a)                                                          7,318
    28,900     TXU Corp.                                                                     2,479
   183,000     XCEL Energy, Inc.                                                             3,144
                                                                                        ----------
                                                                                            96,332
                                                                                        ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    56,700     Rockwell Automation, Inc.                                                     2,621
                                                                                        ----------
               FOOD RETAIL (1.9%)
   698,300     Albertson's, Inc.(a)                                                         13,820
   212,500     Kroger Co.*                                                                   3,351
   602,500     Safeway, Inc.*                                                               12,827
   185,200     SUPERVALU, Inc.                                                               5,845
                                                                                        ----------
                                                                                            35,843
                                                                                        ----------
               GAS UTILITIES (0.1%)
    67,100     NiSource, Inc.                                                                1,559
                                                                                        ----------
               GENERAL MERCHANDISE STORES (0.6%)
   141,600     Dollar General Corp.                                                          2,882
   120,000     Dollar Tree Stores, Inc.*                                                     2,939
    34,800     Family Dollar Stores, Inc.                                                      939
    91,800     Target Corp.                                                                  4,260
                                                                                        ----------
                                                                                            11,020
                                                                                        ----------
               HEALTH CARE DISTRIBUTORS (1.1%)
   196,400     AmerisourceBergen Corp.                                                      12,035
   256,700     McKesson Corp.                                                                9,498
                                                                                        ----------
                                                                                            21,533
                                                                                        ----------
               HEALTH CARE EQUIPMENT (0.2%)
    51,600     Guidant Corp.                                                                 3,822
                                                                                        ----------
               HEALTH CARE FACILITIES (0.2%)
   282,600     Tenet Healthcare Corp.*                                                       3,383
                                                                                        ----------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               HEALTH CARE SERVICES (0.2%)
    69,800     Lincare Holdings, Inc.*                                                  $    2,979
                                                                                        ----------
               HOME FURNISHINGS (0.5%)
   126,100     Mohawk Industries, Inc.*(a)                                                   9,812
                                                                                        ----------
               HOME IMPROVEMENT RETAIL (4.3%)
 1,743,600     Home Depot, Inc.                                                             61,671
   375,800     Lowe's Companies, Inc.                                                       19,583
    40,400     Sherwin-Williams Co.                                                          1,801
                                                                                        ----------
                                                                                            83,055
                                                                                        ----------
               HOMEBUILDING (2.3%)
    56,700     Beazer Homes USA, Inc.                                                        2,585
    84,800     Centex Corp.                                                                  4,895
   356,066     D.R. Horton, Inc.                                                            10,860
   151,200     KB Home                                                                       8,618
    53,100     Lennar Corp. "A"                                                              2,733
    48,763     M.D.C. Holdings, Inc.                                                         3,188
    23,900     Pulte Homes, Inc.                                                             1,708
    62,000     Ryland Group, Inc.                                                            3,807
    21,500     Standard Pacific Corp.                                                        1,540
    58,500     Toll Brothers, Inc.*                                                          4,434
                                                                                        ----------
                                                                                            44,368
                                                                                        ----------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
    29,000     Marriott International, Inc. "A"                                              1,820
    40,100     Starwood Hotels & Resorts Worldwide, Inc.                                     2,179
                                                                                        ----------
                                                                                             3,999
                                                                                        ----------
               HOUSEHOLD APPLIANCES (0.8%)
   401,500     Maytag Corp.(a)                                                               3,890
   183,900     Whirlpool Corp.                                                              11,413
                                                                                        ----------
                                                                                            15,303
                                                                                        ----------
               HOUSEHOLD PRODUCTS (0.0%)(i)
    12,800     Kimberly-Clark Corp.                                                            799
                                                                                        ----------
               HOUSEWARES & SPECIALTIES (0.1%)
    62,200     Newell Rubbermaid, Inc.                                                       1,352
                                                                                        ----------
               HYPERMARKETS & SUPER CENTERS (0.7%)
    32,100     BJ's Wholesale Club, Inc.*                                                      855
   108,700     Costco Wholesale Corp.                                                        4,411
   159,800     Wal-Mart Stores, Inc.                                                         7,533
                                                                                        ----------
                                                                                            12,799
                                                                                        ----------
               INDUSTRIAL CONGLOMERATES (1.5%)
   713,600     General Electric Co.                                                         25,832
    44,600     Textron, Inc.                                                                 3,361
                                                                                        ----------
                                                                                            29,193
                                                                                        ----------
               INDUSTRIAL GASES (0.2%)
    20,000     Air Products & Chemicals, Inc.                                                1,175
    52,200     Praxair, Inc.                                                                 2,444
                                                                                        ----------
                                                                                             3,619
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY (0.5%)
    27,900     Illinois Tool Works, Inc.                                                $    2,339
    26,900     Pentair, Inc.                                                                 1,070
   177,900     SPX Corp.                                                                     6,883
                                                                                        ----------
                                                                                            10,292
                                                                                        ----------
               INSURANCE BROKERS (0.1%)
   100,000     Aon Corp.                                                                     2,085
                                                                                        ----------
               INTEGRATED OIL & GAS (7.7%)
    51,900     Amerada Hess Corp.                                                            4,860
   390,300     ChevronTexaco Corp.                                                          20,296
    17,100     ConocoPhillips                                                                1,793
 1,871,100     Exxon Mobil Corp.                                                           106,709
    71,600     Marathon Oil Corp.                                                            3,334
   153,400     Occidental Petroleum Corp.                                                   10,585
                                                                                        ----------
                                                                                           147,577
                                                                                        ----------
               INTEGRATED TELECOMMUNICATION SERVICES (9.0%)
    84,800     Alltel Corp.                                                                  4,830
 1,474,900     AT&T Corp.                                                                   28,215
 1,227,800     BellSouth Corp.                                                              32,524
 2,289,600     SBC Communications, Inc.                                                     54,493
 1,477,100     Verizon Communications, Inc.                                                 52,880
                                                                                        ----------
                                                                                           172,942
                                                                                        ----------
               INVESTMENT BANKING & BROKERAGE (0.3%)
    61,600     Bear Stearns Companies, Inc.                                                  5,831
                                                                                        ----------
               LEISURE PRODUCTS (0.0%)(i)
    17,600     Brunswick Corp.                                                                 739
                                                                                        ----------
               LIFE & HEALTH INSURANCE (3.0%)
   156,700     AFLAC, Inc.                                                                   6,370
    55,600     AmerUs Group Co.(a)                                                           2,614
    91,300     Jefferson-Pilot Corp.                                                         4,584
   211,500     Lincoln National Corp.                                                        9,511
    29,200     MetLife, Inc.                                                                 1,136
    77,900     Nationwide Financial Services, Inc. "A"                                       2,760
   120,900     Protective Life Corp.                                                         4,623
   222,300     Torchmark, Corp.(a)                                                          11,877
   836,700     UnumProvident Corp.                                                          13,990
                                                                                        ----------
                                                                                            57,465
                                                                                        ----------
               MANAGED HEALTH CARE (3.0%)
    99,000     Aetna, Inc.                                                                   7,264
   274,000     CIGNA Corp.                                                                  25,202
   135,600     Health Net, Inc.*                                                             4,614
   217,200     UnitedHealth Group, Inc.                                                     20,528
                                                                                        ----------
                                                                                            57,608
                                                                                        ----------
               METAL & GLASS CONTAINERS (0.2%)
   126,800     Owens-Illinois, Inc.*                                                         3,109
                                                                                        ----------
               MOTORCYCLE MANUFACTURERS (0.5%)
   225,200     Harley-Davidson, Inc.                                                        10,589
                                                                                        ----------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               MULTI-LINE INSURANCE (1.2%)
    15,700     Allmerica Financial Corp.*                                               $      527
    48,100     American Financial Group, Inc.                                                1,495
    39,600     American International Group, Inc.                                            2,014
    73,000     Hartford Financial Services Group, Inc.                                       5,283
   186,700     Loews Corp.                                                                  13,233
                                                                                        ----------
                                                                                            22,552
                                                                                        ----------
               MULTI-UTILITIES & UNREGULATED POWER (1.5%)
    32,900     AES Corp.*                                                                      529
   501,900     Duke Energy Corp.                                                            14,651
    43,800     OGE Energy Corp.                                                              1,209
   131,000     Public Service Enterprise Group, Inc.                                         7,611
    57,700     Puget Energy, Inc.                                                            1,237
    76,900     Sempra Energy                                                                 3,105
                                                                                        ----------
                                                                                            28,342
                                                                                        ----------
               OFFICE SERVICES & SUPPLIES (0.0%)(i)
   107,200     IKON Office Solutions, Inc.                                                     927
                                                                                        ----------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
    54,800     National-Oilwell, Inc.*                                                       2,178
                                                                                        ----------
               OIL & GAS EXPLORATION & PRODUCTION (1.0%)
    73,200     Anadarko Petroleum Corp.                                                      5,347
    43,200     Apache Corp.                                                                  2,432
   150,400     Burlington Resources, Inc.                                                    7,311
    57,800     EOG Resources, Inc.                                                           2,748
    42,200     Unocal Corp.                                                                  2,302
                                                                                        ----------
                                                                                            20,140
                                                                                        ----------
               OIL & GAS REFINING & MARKETING & TRANSPORTATION (1.2%)
   717,800     El Paso Corp.(a)                                                              7,171
    16,100     Sunoco, Inc.                                                                  1,598
   219,200     Valero Energy Corp.                                                          15,022
                                                                                        ----------
                                                                                            23,791
                                                                                        ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
   419,100     Citigroup, Inc.                                                              19,681
   492,300     J.P. Morgan Chase & Co.                                                      17,472
                                                                                        ----------
                                                                                            37,153
                                                                                        ----------
               PACKAGED FOODS & MEAT (1.0%)
     4,400     Hormel Foods Corp.                                                              137
   601,600     Sara Lee Corp.                                                               12,868
   267,800     Tyson Foods, Inc. "A"                                                         4,523
    25,200     Wm. Wrigley Jr. Co.                                                           1,742
                                                                                        ----------
                                                                                            19,270
                                                                                        ----------
               PAPER PACKAGING (0.1%)
    38,200     Bemis, Inc.                                                                   1,053
    10,800     Sonoco Products Co.                                                             292
                                                                                        ----------
                                                                                             1,345
                                                                                        ----------
               PHARMACEUTICALS (6.3%)
   471,700     Bristol-Myers Squibb Co.                                                     12,264
   167,300     Johnson & Johnson, Inc.                                                      11,482
    68,300     King Pharmaceuticals, Inc.*                                                     546

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
 1,161,500     Merck & Co., Inc.                                                        $   39,375
 2,127,700     Pfizer, Inc.                                                                 57,810
                                                                                        ----------
                                                                                           121,477
                                                                                        ----------
               PHOTOGRAPHIC PRODUCTS (1.0%)
   735,200     Eastman Kodak Co.                                                            18,380
                                                                                        ----------
               PROPERTY & CASUALTY INSURANCE (2.8%)
   239,000     Allstate Corp.                                                               13,422
   132,300     Ambac Financial Group, Inc.                                                   8,844
    61,700     Commerce Group, Inc.                                                          3,645
   388,380     Fidelity National Financial, Inc.                                            12,471
   226,400     First American Corp.                                                          8,105
   302,100     Old Republic International Corp.                                              7,130
                                                                                        ----------
                                                                                            53,617
                                                                                        ----------
               RAILROADS (0.5%)
   143,600     Burlington Northern Santa Fe Corp.                                            6,929
    58,700     Norfolk Southern Corp.                                                        1,843
                                                                                        ----------
                                                                                             8,772
                                                                                        ----------
               REAL ESTATE INVESTMENT TRUSTS (1.5%)
   604,400     Annaly Mortgage Management, Inc.(a)                                          11,556
    24,600     Apartment Investment and Management Co. "A"                                     938
    44,800     Archstone-Smith Trust                                                         1,612
    10,600     Arden Realty Group, Inc.                                                        378
    40,500     AvalonBay Communities, Inc.                                                   2,916
    52,500     Equity Office Properties Trust                                                1,652
    49,300     iStar Financial, Inc.                                                         1,964
    20,000     New Plan Excel Realty Trust, Inc.                                               516
    26,500     Plum Creek Timber Co., Inc.                                                     915
    53,300     ProLogis Trust                                                                2,110
    15,900     Public Storage, Inc.                                                            934
    17,300     Regency Centers Corp.                                                           911
    67,000     Thornburg Mortgage, Inc.(a)                                                   2,007
                                                                                        ----------
                                                                                            28,409
                                                                                        ----------
               REGIONAL BANKS (3.4%)
    75,200     AmSouth Bancorp                                                               1,979
   242,200     BB&T Corp.                                                                    9,497
   128,200     Colonial Bancgroup, Inc.                                                      2,828
    40,100     Compass Bancshares, Inc.                                                      1,725
   133,500     First Horizon National Corp.                                                  5,544
    69,900     Firstmerit Corp.                                                              1,715
    45,900     Greater Bay Bancorp                                                           1,155
   271,900     KeyCorp                                                                       9,016
   568,446     National City Corp.                                                          19,304
    81,600     PNC Financial Services Group, Inc.                                            4,343
   118,829     Regions Financial Corp.                                                       3,980
    47,300     SunTrust Banks, Inc.                                                          3,445
                                                                                        ----------
                                                                                            64,531
                                                                                        ----------
               RESTAURANTS (0.9%)
   184,250     Applebee's International, Inc.                                                4,566
   117,100     Brinker International, Inc.*                                                  3,958
    24,800     Darden Restaurants, Inc.                                                        744
   106,800     McDonald's Corp.                                                              3,130
   137,800     Outback Steakhouse, Inc.                                                      5,567
                                                                                        ----------
                                                                                            17,965
                                                                                        ----------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               SOFT DRINKS (0.0%)(i)
       600     Coca-Cola Enterprises, Inc.                                              $       12
                                                                                        ----------
               SPECIALTY CHEMICALS (0.1%)
    15,200     Cytec Industries, Inc.                                                          701
     8,000     Lubrizol Corp.                                                                  310
                                                                                        ----------
                                                                                             1,011
                                                                                        ----------
               SPECIALTY STORES (0.9%)
   349,700     Bed Bath & Beyond, Inc.*                                                     13,012
   181,300     Blockbuster, Inc. "A"(a)                                                      1,795
   151,650     Staples, Inc.                                                                 2,892
                                                                                        ----------
                                                                                            17,699
                                                                                        ----------
               STEEL (0.3%)
    81,800     Nucor Corp.(a)                                                                4,180
     3,200     Steel Dynamics, Inc.                                                             87
    79,900     Worthington Industries, Inc.                                                  1,299
                                                                                        ----------
                                                                                             5,566
                                                                                        ----------
               SYSTEMS SOFTWARE (0.2%)
   415,100     Oracle Corp.*                                                                 4,799
                                                                                        ----------
               TECHNOLOGY DISTRIBUTORS (0.2%)
    52,400     Ingram Micro, Inc. "A"*                                                         873
    97,500     Tech Data Corp.*                                                              3,562
                                                                                        ----------
                                                                                             4,435
                                                                                        ----------
               THRIFTS & MORTGAGE FINANCE (6.1%)
   129,150     Astoria Financial Corp.                                                       3,424
    61,800     Countrywide Financial Corp.                                                   2,237
    29,900     Downey Financial Corp.                                                        1,935
   569,000     Fannie Mae(d)                                                                30,698
   185,800     Flagstar Bancorp, Inc.                                                        3,538
   184,900     Freddie Mac(d)                                                               11,375
   147,700     MGIC Investment Corp.                                                         8,714
    62,500     People's Bank                                                                 2,596
    74,000     PMI Group, Inc.                                                               2,602
    98,700     Radian Group, Inc.                                                            4,385
    51,788     Washington Federal, Inc.                                                      1,154
 1,063,900     Washington Mutual, Inc.                                                      43,960
                                                                                        ----------
                                                                                           116,618
                                                                                        ----------
               TOBACCO (4.6%)
 1,280,100     Altria Group, Inc.                                                           83,193
    71,500     Reynolds American, Inc.(a)                                                    5,575
                                                                                        ----------
                                                                                            88,768
                                                                                        ----------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
    37,900     GATX Corp.                                                                    1,240
    55,400     W.W. Grainger, Inc.                                                           3,063
                                                                                        ----------
                                                                                             4,303
                                                                                        ----------
               TRUCKING (0.1%)
    40,100     CNF Transportation, Inc.                                                      1,714
                                                                                        ----------
               Total common stocks (cost: $1,746,744)                                    1,879,049
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES     SECURITY                                                                      (000)
--------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (2.0%)

               Money Market Funds(b)
37,772,316     SSgA Prime Money Market Fund, 2.71% (cost: $37,772)                      $   37,772
                                                                                        ----------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (5.3%)(h)

               MONEY MARKET FUNDS (0.0%)(b,i)
   485,467     AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.80%                    486
    27,121     Merrill Lynch Premier Institutional Fund, 2.63%                                  27
                                                                                        ----------
                                                                                               513
                                                                                        ----------
 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (3.1%)(c)
   $20,000     CS First Boston LLC, 2.95%, acquired on 4/29/2005 and due 5/02/2005 at $20,000 (collateralized by $20,405 of Freddie Mac Notes(d),
                  3.25%, due 11/02/2007; market value $20,402)                              20,000
    10,200     Deutsche Bank Securities, Inc., 2.95%, acquired on 4/29/2005 and due
                  5/02/2005 at $10,200 (collateralized by $10,398 of Fannie Mae
                  Notes(d), 3.32% - 3.37%(f), due 5/25/2034 - 10/25/2034;
                  combined market value $10,404)                                            10,200
     8,000     Lehman Brothers, Inc., 2.94%, acquired on 4/29/2005 and due 5/02/2005 at $8,000 (collateralized by $12,761 of FICO STRIPS(d),
                  4.52% - 4.96%(g), due 11/11/2012 - 11/30/2017;
                  combined market value $8,163)                                              8,000
    21,500     Morgan Stanley & Co., Inc., 2.95%, acquired on 4/29/2005 and due
                  5/02/2005 at $21,500 (collateralized by $22,295 of Fannie Mae
                  Discount Notes(d), 3.11% - 3.24%(g), due 6/24/2005 - 9/19/2005;
                  combined market value $22,147)                                            21,500
                                                                                        ----------
                                                                                            59,700
                                                                                        ----------
               ASSET-BACKED SECURITY (0.8%)
    15,000     Stanfield Victoria LLC, 3.08%, 6/01/2005(e,f)                                15,001
                                                                                        ----------
               CORPORATE BONDS (1.4%)
     7,000     Monumental Global Funding II, Notes, 3.21%, 5/02/2005(e,f)                    7,000
    20,000     Wells Fargo & Co., 3.14%, 12/16/2005(f)                                      20,021
                                                                                        ----------
                                                                                            27,021
                                                                                        ----------
               Total short-term investments purchased with cash collateral from
                  securities loaned (cost: $102,237)                                       102,235
                                                                                        ----------
               TOTAL INVESTMENTS (COST: $1,886,753)                                     $2,019,056
                                                                                        ==========

10

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
APRIL 30, 2005 (UNAUDITED)

            6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2005, were $222,685,000 and $90,382,000, respectively, resulting in net unrealized appreciation of $132,303,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,921,860,000 at April 30, 2005, and in, total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of April 30, 2005. The aggregate fair market value of these securities as of April 30, 2005, was approximately $96,895,000.

         (b) Rate represents the money market fund annualized seven-day yield at April 30, 2005.

         (c) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
APRIL 30, 2005 (UNAUDITED)

         (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2005.

         (g) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (h) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (i) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding April 30, 2005. As of April 30, 2005, 92.6% of the Fund's net assets were invested in dividend-paying stocks.

               DIRECTORS     Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

          ADMINISTRATOR,     USAA Investment Management Company
     INVESTMENT ADVISER,     P.O. Box 659453
            UNDERWRITER,     San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT     USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

               CUSTODIAN     State Street Bank and Trust Company
          AND ACCOUNTING     P.O. Box 1713
                   AGENT     Boston, Massachusetts 02105

             INDEPENDENT     Ernst & Young LLP
       REGISTERED PUBLIC     100 West Houston St., Suite 1900
         ACCOUNTING FIRM     San Antonio, Texas 78205

               TELEPHONE     Call toll free - Central time
        ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL     (800) 531-8181
       INFORMATION ABOUT     For account servicing, exchanges,
            MUTUAL FUNDS     or redemptions
                             (800) 531-8448

         RECORDED MUTUAL     24-hour service (from any phone)
       FUND PRICE QUOTES     (800) 531-8066

             MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE     For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

         INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48490-0605                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.